As filed with the Securities and Exchange Commission on October 23, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09128

Jundt Funds, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2006

Date of reporting period: 9/30/2006

Item 1. Schedule of Investments.

		Jundt U.S. Emerging Growth Fund

Schedule of Investments (unaudited)		September 30, 2006

Industry Description and Issue	Shares	Cost	Market Value (a)
COMMON STOCKS - 70.4%
Biotechnology - 10.1%
Amylin Pharmaceuticals, Inc. (b)	3,000	134,950	$132,210
CV Therapeutics, Inc. (b)	6,000	150,532	66,840
Entremed, Inc. (b)	108,643	350,349	202,076
Exelixis, Inc. (b)	20,000	145,994	174,200
Myogen, Inc. (b)	13,500	270,648	473,580
		1,052,473	1,048,906

Computer Services/Software - 13.1%
Entrust, Inc. (b)	10,000	61,497	34,600
Immersion Corp. (b)(d)	185,700	484,040	1,327,755
		545,537	1,362,355

Consumer - 0.9%
Senomyx, Inc. (b)	5,800	74,222	89,146

Energy - 5.0%
Parallel Petroleum Corp. (b)	8,600	145,788	172,516
Sunpower Corp. (b)	11,100	332,458	307,914
Suntech Power Holdings Co., Ltd - ADR (b)(f)	1,700	67,053	43,911
		545,299	524,341

Foreign Internet Services - 2.3%
Baidu.com - ADR (b)(f)	1,400	116,238	122,556
Ctrip.com International Ltd. - ADR (f)	600	28,323	26,970
Rediff.Com India Ltd. - ADR (b)(f)	6,000	150,410	87,420
		294,971	236,946

Healthcare Services - 3.2%
Nighthawk Radiology Holdings, Inc. (b)	17,500	350,093	334,775

Internet Services - 4.9%
Akamai Technologies, Inc. (b)	3,300	81,192	164,967
aQuantive, Inc. (b)	3,800	95,230	89,756
Gmarket, Inc. - ADR (b)(f)	7,900	121,559	114,945
Marchex, Inc. (b)	8,800	193,251	134,992
		491,232	504,660

Medical Devices - 10.3%
China Med Technologies - ADR (b)(f)	7,500	202,237	173,550
Diomed Holdings, Inc. (b)	192,500	725,599	231,000
Ev3, Inc. (b)	9,400	163,993	159,894
Hologic, Inc. (b)	1,200	56,799	52,224
Intralase Corp. (b)	17,900	360,784	352,809
Intuitive Surgical, Inc. (b)	900	98,134	94,905
		1,607,546	1,064,382

Miscellaneous - 4.2%
Global Payments, Inc.	3,000	88,951	132,030
Verifone Holdings, Inc. (b)	8,700	257,486	248,385
Worldspace, Inc. (b)	17,200	223,471	58,996
		569,908	439,411

National Radio - 4.4%
Sirius Satellite Radio, Inc. (b)	36,000	241,120	140,760
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	24,500	79,192	315,805
		320,312	456,565

Oil Drilling, Equipment & Services - 0.9%
Horizon Offshore, Inc. (b)	5,600	130,916	95,760

Pharmaceuticals - 2.4%
Angiotech Pharmaceuticals, Inc. (b)(f)	14,800	249,642	129,796
Sepracor, Inc. (b)	2,400	128,528	116,256
		378,170	246,052

Restaurants - 3.1%
Famous Dave's of America, Inc. (b)	21,100	255,922	320,720

Semiconductor - 3.3%
Integrated Device Technology, Inc. (b)	21,400	315,548	343,684

Telecommunications Infrastructure - 2.3%
Comtech Telecommunications (b)	2,200	88,606	73,656
WebEx Communications, Inc. (b)	4,200	130,901	163,884
		219,507	237,540
TOTAL COMMON STOCKS		7,151,656	$7,305,243

SHORT TERM INVESTMENTS
Industry Description and Issue	Amount	Cost		Market Value (b)
Repurchase Agreement 4.8%
Repurchase agreement with U.S. Bank, N.A. 4.10%
acquired on 09/29/06 and due 10/02/06 with proceeds of
$510,174 collateralized by $500,000 FGCI, 4.50%, due
9/1/2018, value including accrued interest, $1,840.	$500,000	500,000		500,000
Total Short-Term Investments 4.8%		500,000		500,000
Total Investments 75.2%		$7,651,656	(c)	$7,805,243
Other Assets in Excess of Liabilities 24.8%				2,573,970
TOTAL NET ASSETS 100.0%				$10,379,213

Jundt U.S. Emerging Growth Fund
Schedule of Investments (unaudited)(concluded)						September 30, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2006, was
$7,710,327. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$1,637,360
	Gross unrealized depreciation		(1,542,444)
	Net unrealized depreciation		$94,916

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt U.S. Emerging Growth Fund, as defined in the Investment
Company Act of 1940, at or during the period ended September 30, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Losses
	Immersion Corporation	$ 876,203	$ -	$ 392,163	$ 484,040	$ 1,327,755	$ -	$ (138,151)
	Total	$ 876,203	$ -	$ 392,163	$ 484,040	$ 1,327,755	$ -	$ (138,151)

(e)	As of September 30, 2006, initial margin deposits of $635,250 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Depreciation
	7	S&P 500 - December 2006			$ 2,354,450		$ (55,167)
	35	NASDAQ 100 - December 2006			5,849,375		(289,147)
	Total				$ 8,203,825		$ (344,314)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $129,000 as of September 30, 2006.
This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.

			Jundt Opportunity Fund
Schedule of Investments (unaudited)			September 30, 2006

Industry Description and Issue	Shares	Cost	Market Value (a)
COMMON STOCKS - 79.8%
Apparel - 1.9%
J Crew Group, Inc. (b)	12,100	319,513	$363,847

Biotechnology - 11.1%
Amgen, Inc. (b)	5,800	403,264	414,874
Biogen Idec, Inc. (b)	21,800	1,004,621	974,024
Myogen, Inc. (b)	22,700	503,681	796,316
		1,911,566	2,185,214

Cable - 0.3%
Charter Communications, Inc. (b)	36,100	42,319	54,872

Computer Hardware - 0.9%
Apple Computer, Inc. (b)	2,300	165,923	177,169

Computer Services/Software - 12.8%
Immersion Corp. (b)(d)	353,400	2,426,380	2,526,810

Discount - 0.9%
Costco Wholesale Corp.	3,400	181,783	168,912

Energy - 1.6%
Foster Wheeler Ltd. (b)(f)	8,400	311,831	324,156

Financial Services - 3.9%
Mastercard, Inc. (b)	600	27,539	42,210
Willis Group Holdings Ltd. (f)	19,200	721,876	729,600
		749,415	771,810

Foreign Internet Services - 1.5%
Baidu.com - ADR (b)(f)	2,800	228,721	245,112
Ctrip.com International Ltd. - ADR (f)	1,100	52,186	49,445
		280,907	294,557

Healthcare Services - 0.2%
Express Scripts, Inc. (b)	600	30,897	45,294

Internet Services - 1.8%
eBay, Inc. (b)	8,900	255,673	252,404
Google, Inc. (b)	250	99,162	100,475
		354,835	352,879

Medical Devices - 1.8%
China Med Technologies - ADR (b)(f)	8,900	242,144	205,946
Hologic, Inc. (b)	2,100	99,398	91,392
Medtronic, Inc.	1,200	58,243	55,728
		399,785	353,066

National Radio - 3.4%
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	51,900	660,333	668,991

Oil Drilling, Equipment & Services - 9.4%
Devon Energy Corp.	13,000	877,833	820,950
GlobalSantaFe Corp. (f)	900	48,221	44,991
Nabors Industries Ltd. (b)(f)	2,000	68,302	59,500
Noble Corp. (f)	600	44,627	38,508
Schlumberger Ltd. (f)	13,500	814,227	837,405
Transocean, Inc. (b)(f)	700	53,374	51,261
		1,906,584	1,852,615

Orthopedics - 5.0%
Stryker Corp.	3,500	152,657	173,565
Zimmer Holdings, Inc. (b)	12,000	677,145	810,000
		829,802	983,565

Pharmaceuticals - 13.3%
Alcon, Inc. (b)(f)	2,300	231,562	263,350
Genzyme Corp. (b)	6,000	391,769	404,820
Schering-Plough Corp.	45,000	883,210	994,050
Sepracor, Inc. (b)	20,000	962,214	968,800
		2,468,755	2,631,020

Restaurants - 2.3%
Yum! Brands, Inc.	8,800	453,448	458,040

Specialty - 1.9%
Best Buy Co., Inc.	6,900	310,198	369,564

Telecommunications Infrastructure - 0.9%
Cisco Systems, Inc. (b)	1,100	19,698	25,300
Neustar, Inc. (b)	5,800	150,886	160,950
		170,584	186,250

Transportation - 0.3%
FedEx Corp.	600	66,621	65,208

Wireless - 4.6%
Research In Motion Ltd. (b)(f)	200	20,527	20,532
Sprint Corp.	52,000	1,124,129	891,800
		1,144,656	912,332
TOTAL COMMON STOCKS		15,186,135	$15,746,171

SHORT TERM INVESTMENTS

Industry Description and Issue	Amount	Cost		Market Value (b)
Repurchase Agreement 4.6%
Repurchase agreement with U.S. Bank, N.A. 4.10%
acquired on 09/29/06 and due 10/02/06 with proceeds of
$918,349 collateralized by $900,000 FNCI, 4.50%, due
7/1/2018, value including accrued interest, $3,307.	$900,000	900,000		900,000
Total Short-Term Investments 4.6%		900,000		900,000
Total Investments 84.4%		$16,086,135	(c)	$16,646,171
Other Assets in Excess of Liabilities 15.6%				3,080,513
TOTAL NET ASSETS 100.0%				$19,726,684

Jundt Opportunity Fund
Schedule of Investments (unaudited)(concluded)						September 30, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2006, was
$17,659,273. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 1,691,149
	Gross unrealized depreciation		(2,704,251)
	Net unrealized depreciation		$ (1,013,102)

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Losses
	Immersion Corporation	$ 2,859,411	$ -	$ 433,031	$ 2,426,380	$ 2,526,810	$ -	$ (274,964)
	Total	$ 2,859,411	$ -	$ 433,031	$ 2,426,380	$ 2,526,810	$ -	$ (274,964)

(e)	As of September 30, 2006, initial margin deposits of $1,524,000 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue		Market Value		Depreciation
	12	S&P 500 - December 2006		$ 4,036,200		$ (94,572)
	89	NASDAQ 100 - December 2006		14,874,125		(735,291)
	Total			$ 18,910,325		$ (829,863)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $129,000 as of September 30, 2006.
This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.

		Jundt Twenty-Five Fund
Schedule of Investments (unaudited)		September 30, 2006

Industry Description and Issue	Shares	Cost	Market Value (a)
COMMON STOCKS - 64.3%
Apparel - 1.8%
J Crew Group, Inc. (b)	2,900	76,556	$87,203

Biotechnology - 6.3%
Amgen, Inc. (b)	1,200	83,474	85,836
Biogen Idec, Inc. (b)	5,000	230,282	223,400
		313,756	309,236

Computer Hardware - 0.9%
Apple Computer, Inc. (b)	600	43,076	46,218

Computer Services/Software - 12.8%
Immersion Corp. (b)(d)	87,600	1,587,344	626,340

Discount - 3.4%
Costco Wholesale Corp.	750	40,140	37,260
Home Depot, Inc.	3,500	120,442	126,945
		160,582	164,205

Foreign Internet Services - 1.3%
Baidu.com - ADR (b)(f)	600	52,324	52,524
Ctrip.com International Ltd. - ADR (f)	300	14,224	13,485
		66,548	66,009

Healthcare Services - 3.2%
Nighthawk Radiology Holdings, Inc. (b)	8,100	160,374	154,953

Internet Services - 1.6%
eBay, Inc. (b)	2,100	60,296	59,556
Google, Inc. (b)	50	19,832	20,095
		80,128	79,651

Medical Devices - 2.5%
China Med Technologies - ADR (b)(f)	2,000	54,277	46,280
Diomed Holdings, Inc. (b)	64,700	248,632	77,640
		302,909	123,920

National Radio - 3.2%
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	11,980	184,655	154,422

Oil Drilling, Equipment & Services - 8.6%
Devon Energy Corp.	3,200	215,377	202,080
Schlumberger Ltd. (f)	3,300	197,710	204,699
Transocean, Inc. (b)(f)	200	15,250	14,646
		428,337	421,425

Pharmaceuticals - 11.5%
Genzyme Corp. (b)	1,400	91,409	94,458
Schering-Plough Corp.	11,100	218,073	245,199
Sepracor, Inc. (b)	4,600	221,268	222,824
		530,750	562,481

Restaurants - 1.2%
Yum! Brands, Inc.	1,100	56,135	57,255

Specialty - 1.7%
Best Buy Co., Inc.	1,600	71,438	85,696

Telecommunications Infrastructure - 0.1%
Cisco Systems, Inc. (b)	300	5,372	6,900

Wireless - 4.2%
Sprint Corp.	12,000	261,326	205,800
TOTAL COMMON STOCKS		4,329,286	$3,151,714

SHORT TERM INVESTMENTS
Industry Description and Issue	Amount	Cost		Market Value (b)
Repurchase Agreement 4.1%
Repurchase agreement with U.S. Bank, N.A. 4.10%
acquired on 09/29/06 and due 10/02/06 with proceeds of
$204,280 collateralized by $200,000 FGCI, 4.50%, due
2/1/2020, value including accrued interest, $738.	200,000	200,000		200,000
Total Short-Term Investments 4.1%		200,000		$200,000
Total Investments 68.4%		$4,529,286	(c)	$3,351,714
Other Assets in Excess of Liabilities 31.6%				1,547,876
TOTAL NET ASSETS 100.0%				$4,899,590

Jundt Twenty-Five Fund
Schedule of Investments (unaudited)(concluded)						September 30, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2006, was
$4,633,664. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 127,143
	Gross unrealized depreciation		(1,409,093)
	Net unrealized depreciation		$ (1,281,950)

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt Twenty-Five Fund, as defined in the Investment
Company Act of 1940, at or during the period ended September 30, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Losses
	Immersion Corporation	$ 1,596,269	$ -	$ 8,925	$ 1,587,344	$ 626,340	$ -	$ (6,854)
	Total	$ 1,596,269	$ -	$ 8,925	$ 1,587,344	$ 626,340	$ -	$ (6,854)

(e)	As of September 30, 2006, initial margin deposits of $257,250 have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Depreciation
	3	S&P 500 - December 2006			$ 1,009,050		$ (23,643)
	14	NASDAQ 100 - December 2006			2,339,750		(115,768)
	Total				$ 3,348,800		$ (139,411)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $129,000 as of September 30, 2006.
This margin account is held as collateral for short sales and options in the event the fund chooses to engage in these transactions in the future.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jundt Funds, Inc.

By (Signature and Title) /s/James R. Jundt
James R. Jundt, Chairman of the Board

Date 10/18/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Marcus E. Jundt
Marcus E. Jundt, President

Date 10/18/2006

By (Signature and Title) /s/Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date 10/18/2006